Leases	3 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

NOTE 9. LEASES

The Company has operating leases for two offices in Wheat Ridge, Colorado, which expire on March 31, 2028 and a regional office in Sierra Blanca, Texas, which expires May 1, 2025.

In 2024, the Company entered into finance lease agreements for lab equipment with purchase options that the Company is reasonably certain to exercise in its magnet plant in Stillwater, Oklahoma, which commenced in the three months ended March 31, 2025 and will expire in March of 2028 and 2029. The agreements did not include termination options for either party to the lease or restrictive financial or other covenants.

Balance Sheet Components

The Company’s finance and operating leases were recorded on the condensed consolidated balance sheets as follows (in thousands):

	As of
	March 31, 2025	December 31, 2024
Finance Leases:
Property plant and equipment, net	$1,227	$—
Finance lease liability, current	247	—
Finance lease liability, non-current	805	—
Operating Leases:
Lease right-of-use assets	$425	$30
Operating lease liability, current	129	23
Operating Lease liability, non-current	289	—

Finance lease assets are reported net of accumulated amortization of $6 thousand as of March 31, 2025.

Maturities of Lease Liabilities

Future minimum lease payments under non-cancelable finance and operating leases on an annual undiscounted cash flow basis as of March 31, 2025 were as follows (in thousands):

Year Ending December 31,	Finance Leases	Operating Leases
2025 (9 months)	$211	$108
2026	316	148
2027	316	152
2028	247	38
2029	55	—
Total lease payments	1,145	446
Less imputed interest	(93)	(28)
Present value of future minimum lease payments	1,052	418
Less current obligations under leases	(247)	(129)
Non-current lease obligations	$805	$289

Lease Terms and Discount Rates:

The following table presents certain information related to lease terms and discount rates:

	As of
	March 31, 2025	December 31, 2024
Finance Leases:
Weighted-average remaining lease term (in years)	3.77	—
Weighted-average discount rate	4.51%	—
Operating Leases:
Weighted-average remaining lease term (in years)	3.00	0.29
Weighted-average discount rate	4.28%	8.76%

The following table presents the finance and operating lease activity (in thousands):

	Three months ended March 31,
	2025	2024
Finance Leases:
Right-of-use amortization expense	$6	—
Lease liability interest expense	1	—

Operating Leases:
Lease expense	$36	$36
Cash paid	55	58

The Company obtained finance lease right-of-use assets and operating lease right-of-use assets in exchange for lease liabilities of $1.23 million and $427 thousand, respectively, for the three months ended March 31, 2025.